Filed Pursuant to Rule 497(e)
					Registration Statement No.: 33-29180
         						       No.: 811-05823

		Supplement dated May 4, 2009
			to the
	Domini Social Investment Trust Prospectus
		dated November 28, 2008,
		     regarding the
 Domini Social Equity Fund,(r) Domini European Social Equity Fund,SM
        Domini European PacAsia Social Equity Fund,SM and
             Domini PacAsia Social Equity FundSM
            (each a "Fund," and collectively the "Funds")

Effective after May 1, 2009, each of the above-referenced Funds is submanaged by a team of investment professionals from the quantitative management group at Wellington Management Company, LLP ("Wellington Management").

The information regarding the previous portfolio manager of each Fund on page 51 of the prospectus is deleted and replaced with the following:

wellington Management uses a team of portfolio managers and analysts to manage the Funds. The team meets regularly to review portfolio holdings and discuss the firm's proprietary quantitative model.

Each of the team members identified below will be jointly and primarily responsible for the day-to-day management of the Domini Social Equity Fund.

Donald S. Tunnell, vice president and director of quantitative research of Wellington Management, joined Wellington as an investment professional in 2001 and has been a member of the quantitative management group supporting the Domini Funds since 2005.

Mammen Chally, CFA, vice president and equity portfolio manager of Wellington Management, has served on the portfolio management team responsible for the Domini Social Equity Fund or the fund in which it formerly invested since 2006. He joined Wellington Management as an investment professional in 1994.

They are assisted by Wellington Management's quantitative management group.


The team member primarily responsible for the day-to-day management of the Domini European Social Equity Fund, Domini European PacAsia Social Equity Fund, and Domini PacAsia Social Equity Fund will be David J. Elliott.

David J. Elliott, CFA, vice president and director of quantitative portfolio management of Wellington Management, has been an investment professional with Wellington since 1999 and a member of the quantitative management group supporting the Domini Funds since 2005.

Mr. Elliott is assisted by Wellington Management's quantitative management group.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.     A04-DOM-SP-0509



           				Filed Pursuant to Rule 497(e)
					Registration Statement No.: 33-29180
         						       No.: 811-05823

			Supplement dated May 4, 2009
  to the Domini Social Investment Trust Statement of Additional Information
     dated November 28, 2008, regarding the Domini Social Equity Fund,(r)
      Domini European Social Equity Fund,SM Domini European PacAsia Social
	  Equity Fund,SM and Domini PacAsia Social Equity FundSM
	          (each a "Fund" and collectively the "Funds")

Effective after May 1, 2009, each of the above-referenced Funds is submanaged by a team of investment professionals from the quantitative management group at Wellington Management Company, LLP ("Wellington Management"). The following should replace the information relating to accounts managed by the Funds' portfolio manager and the portfolio manager's investment in the Funds on page 53 of the Statement of Additional Information.

Donald S. Tunnell, vice president and director of quantitative research of Wellington Management, joined Wellington as an investment professional in 2001 and has been a member of the quantitative management group supporting the Domini Funds since 2005.

In addition to his responsibilities regarding the Domini Social Equity Fund, as of March 31, 2009, Mr. Tunnell had day-to-day management responsibilities for the assets of: (i) no other registered investment companies, (ii) 10 other pooled investment vehicles with approximately $251 million in assets under management, and (iii) 5 other accounts with a total of approximately $217 million in assets under management. The advisory fee for three of the pooled investment vehicles is based upon performance; assets under management for those vehicles total approximately $51 million. The advisory fee for three of the other accounts is based upon performance; assets under management for those accounts total approximately $187 million.

As of March 31, 2009, Mr. Tunnell did not own any equity securities of the Domini Social Equity Fund.

Mammen Chally, CFA, vice president and equity portfolio manager of Wellington Management has served on the portfolio management team responsible for the Domini Social Equity Fund or the fund in which it formerly invested since 2006. He joined Wellington Management as an investment professional in 1994.

In addition to his responsibilities regarding the Domini Social Equity Fund, as of March 31, 2009, Mr. Chally had day-to-day management responsibilities for the assets of: (i) seven registered investment companies with approximately $1.6 billion in assets under management, (ii) nine other pooled investment vehicles with approximately $507 million in assets under management, and (iii)
 eight other accounts with a total of approximately $1.7 billion in assets under management. The advisory fee for one of the other accounts is based upon performance; assets under management for that account total approximately
$87 million.

As of March 31, 2009, Mr. Chally owned equity securities of the Domini Social Equity Fund with a dollar range of $50,001 - $100,000.

David J. Elliott, CFA, vice president and director of quantitative portfolio management of Wellington Management, has been an investment professional with Wellington since 1999 and a member of the quantitative management group supporting the Domini Funds since 2005.

In addition to his responsibilities regarding the Domini European Social Equity Fund, Domini European PacAsia Social Equity Fund, and Domini PacAsia Social Equity Fund, as of March 31, 2009, Mr. Elliott had day-to-day management responsibilities for the assets of: (i) five registered investment companies with approximately $517 million in assets under management, (ii) four other Pooled investment vehicles with approximately $77 million in assets under management, and (iii) eight other accounts with a total of approximately $919 million in assets under management. The advisory fee for one of the other accounts is based upon performance; assets under management for that account total approximately $97 million.

As of March 31, 2009, Mr. Elliott did not own any equity securities of the Domini European Social Equity Fund, Domini European PacAsia Social Equity Fund, or Domini PacAsia Social Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE  REFERENCE.